Significant Accounting Policies (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Employee compensation percentage	8.33%
Unbilled receivables	$ 26	$ 39
Revenue	30	$ 27
Dividend amounted	$ 7
Percentage of dividend	100.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	1,306,124	3,080,012	9,929,970